Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)
	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2024	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	–	296,242
Depreciation	–	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

Additions	101,149	–	101,149
Disposals	(47,276)	25,426	(21,850)
Depreciation	–	(45,836)	(45,836)
As of June 30, 2025	$2,342,728	$(424,625)	$1,918,103

Vessels in Operation - Vessels Acquisitions 2025 (Table)
Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*)	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.

Vessels in Operation - Vessels Acquisitions 2024 (Table)
Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.